Stock-Based Incentive Compensation Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options with performance conditions [Member]
Narrative [Abstract]
Contractual term	5 years
Vesting period (in years)	2 years
Total fair value of options vested	$ 1	$ 1	$ 1
Total intrinsic value of options exercised	$ 1	1	1
Stock options with service conditions [Member]
Narrative [Abstract]
Contractual term	10 years
Vesting period (in years)	3 years
Total fair value of options vested	$ 8	8	8
Total intrinsic value of options exercised	$ 1	$ 15	$ 3